Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
October 1, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Commodity Strategy Fund
Columbia Dividend Opportunity Fund
Columbia Flexible Capital Income Fund
Columbia High Yield Bond Fund
Columbia Large Cap Value Fund
Columbia Mortgage Opportunities Fund
Columbia Quality Income Fund
Columbia Select Large Cap Value Fund
Columbia Select Small Cap Value Fund
Columbia Seligman Communications and Information Fund
Multi-Manager Value Strategies Fund
Post-Effective Amendment No. 215 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 215 (Amendment). This Amendment was filed electronically on September 25, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II